Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Cash on hand	$491	$—
Deposits with banks	2,467,147	595,699
Other monetary funds	—	3,234
Cash and cash equivalents	$2,467,638	$598,933